UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8443

Salomon Brothers Variable Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS VARIABLE SERIES FUNDS INC

SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND

FORM N-Q

SEPTEMBER 30, 2005

SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND

Schedule of Investments (unaudited)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES - 27.5%
Advertising - 0.1%
$50,000	Interep National Radio Sales Inc., Senior Subordinated Notes, Series B, 10.000% due 7/1/08(a)	$40,313
75,000	Vertis Inc., Senior Secured Notes, 9.750% due 4/1/09(a)	77,812

	Total Advertising	118,125

Aerospace/Defense - 0.6%
75,000	Alliant Techsystems Inc., Senior Subordinated Notes, 8.500% due 5/15/11	79,313
50,000	DRS Technologies Inc., Senior Subordinated Notes, 6.875% due 11/1/13(b)	48,500
140,000	Goodrich Corp., Notes, 7.500% due 4/15/08	148,075
175,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	184,625
50,000	Moog Inc., Senior Subordinated Notes, 6.250% due 1/15/15	50,500
145,000	Sequa Corp., Senior Notes, 9.000% due 8/1/09	154,425

	Total Aerospace/Defense	665,438

Airlines - 0.0%
21,625	Continental Airlines Inc., Pass-Through Certificates\Series 1998-C, Series B, 6.541% due 9/15/08	20,389

Apparel - 0.1%
	Levi Strauss & Co., Senior Notes:
25,000	8.804% due 4/1/12(a)(c)	25,062
25,000	12.250% due 12/15/12	27,750
50,000	9.750% due 1/15/15(a)	51,250

	Total Apparel	104,062

Auto Manufacturers - 0.7%
275,000	DaimlerChrysler North America Holding Corp., 4.050% due 6/4/08(b)	268,720
	Ford Motor Co.:
	Debentures:
10,000	6.625% due 10/1/28	7,275
25,000	8.900% due 1/15/32	21,187
345,000	Notes, 7.450% due 7/16/31(a)	270,825
165,000	General Motors Corp., Debentures, 8.375% due 7/15/33(a)	129,525

	Total Auto Manufacturers	697,532

Auto Parts & Equipment - 0.3%
175,000	Dana Corp., Notes, 7.000% due 3/1/29(b)	134,141
35,000	Delphi Corp., Senior Notes, 6.500% due 8/15/13(a)	23,625
12,195	Dura Operating Corp., Senior Unsecured Notes, Series B, 8.625% due 4/15/12	10,914
112,000	TRW Automotive Inc., Senior Notes, 9.375% due 2/15/13	122,080

	Total Auto Parts & Equipment	290,760

Banks - 1.0%
465,000	Bank of America Corp., Subordinated Notes, 7.400% due 1/15/11	519,868
375,000	Standard Chartered Bank PLC, Subordinated Notes, 8.000% due 5/30/31	490,175

	Total Banks	1,010,043

Building Materials - 0.1%
100,000	Associated Materials Inc., Senior Discount Notes, step bond to yield 15.752% due 3/1/14(c)	50,500
50,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	46,250

	Total Building Materials	96,750

Chemicals - 1.3%
9,091	Applied Extrusion Technologies Inc., Senior Notes, 12.000% due 3/15/12(a)(d)(e)	9,091

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Chemicals - 1.3% (continued)
$25,000	Borden U.S. Finance Corp./Nova Scotia Finance ULC, Second Priority Senior Secured Notes, 9.000% due 7/15/14(d)	$25,500
60,000	Compass Minerals Group Inc., Senior Subordinated Notes, 10.000% due 8/15/11	65,400
100,000	Huntsman Advanced Materials LLC, Senior Secured Notes, 11.000% due 7/15/10	112,500
	Huntsman International LLC:
100,000	Senior Notes, 9.875% due 3/1/09	106,125
20,000	Senior Subordinated Notes, 10.125% due 7/1/09	20,675
125,000	ISP Chemco Inc., Senior Subordinated Notes, Series B, 10.250% due 7/1/11	135,469
125,000	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	140,000
75,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	85,969
135,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	145,800
75,000	OM Group Inc., 9.250% due 12/15/11	76,687
150,000	Resolution Performance Products LLC/RPP Capital Corp., Secured Notes, 9.500% due 4/15/10(a)	155,625
	Rhodia SA:
50,000	Senior Notes, 7.625% due 6/1/10(a)	49,000
75,000	Senior Subordinated Notes, 8.875% due 6/1/11(a)	71,250
90,000	Westlake Chemical Corp., Senior Notes, 8.750% due 7/15/11	97,425

	Total Chemicals	1,296,516

Commercial Services - 0.5%
50,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	49,875
75,000	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	79,875
	Cenveo Corp.:
100,000	Senior Notes, 9.625% due 3/15/12(a)	107,750
25,000	Senior Subordinated Notes, 7.875% due 12/1/13(a)	24,250
25,000	Corrections Corporation of America, Senior Subordinated Notes, 6.250% due 3/15/13(b)	24,875
	Iron Mountain Inc., Senior Subordinated Notes:
75,000	7.750% due 1/15/15(a)	76,500
75,000	6.625% due 1/1/16(a)	70,875
100,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12(d)	112,750
12,000	United Rentals North America Inc., Senior Subordinated Notes, 7.750% due 11/15/13(a)	11,640

	Total Commercial Services	558,390

Computers - 0.1%
75,000	Seagate Technology HDD Holdings, Senior Notes, 8.000% due 5/15/09(a)	79,125
25,000	SunGard Data Systems Inc., Senior Unsecured Notes, 9.125% due 8/15/13(d)	26,031

	Total Computers	105,156

Cosmetics/Personal Care - 0.0%
50,000	DEL Laboratories Inc., Senior Subordinated Notes, 8.000% due 2/1/12(b)	41,375

Diversified Financial Services - 5.4%
	Alamosa Delaware Inc.:
67,000	Senior Discount Notes, step bond to yield 12.000% due 7/31/09	74,537
6,000	Senior Notes, 11.000% due 7/31/10	6,795
49,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	54,758
325,000	Capital One Bank, Notes, 5.750% due 9/15/10	336,137
350,000	CIT Group Inc., Senior Notes, 7.750% due 4/2/12	401,736
500,000	Countrywide Home Loans Inc., Medium-Term Notes, Series L, 4.000% due 3/22/11(b)	475,566

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Diversified Financial Services - 5.4% (continued)
$360,000	Ford Motor Credit Co., Notes, 7.875% due 6/15/10(a)	$350,656
	General Motors Acceptance Corp.:
20,000	Bonds, 8.000% due 11/1/31	17,507
	Notes:
10,000	7.250% due 3/2/11	9,309
425,000	6.875% due 9/15/11	387,042
175,000	6.750% due 12/1/14(a)	152,471
525,000	HSBC Finance Corp., Unsecured Notes, 5.250% due 4/15/15(a)	528,437
300,000	Independence Community Bank Corp., Notes, 3.500% due 6/20/13(c)	289,165
300,000	International Lease Finance Corp., Notes, 5.000% due 9/15/12	296,467
340,000	JPMorgan Chase & Co., Subordinated Notes, 6.625% due 3/15/12	369,849
290,000	MBNA Corp., Notes, 4.625% due 9/15/08	289,986
475,000	Morgan Stanley, Notes, 6.600% due 4/1/12	515,285
902,439	Targeted Return Index Securities (TRAINS), Secured Notes, Series HY-2005-1, 7.651% due 6/15/15(c)(d)	920,895
50,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.731% due 10/1/15(c)	36,500
25,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	26,750

	Total Diversified Financial Services	5,539,848

Electric - 1.9%
	AES Corp., Senior Notes:
100,000	9.375% due 9/15/10	110,750
25,000	7.750% due 3/1/14	26,625
325,000	Appalachian Power Co., Bonds, Series H, 5.950% due 5/15/33	330,566
	Calpine Corp.:
150,000	Second Priority Senior Secured Notes, 8.500% due 7/15/10(a)(d)	108,000
50,000	Senior Notes, 7.875% due 4/1/08(a)	29,750
50,000	Calpine Generating Co. LLC, Secured Notes, 13.216% due 4/1/11(c)	47,750
300,000	Duke Energy Corp., Senior Notes, 4.200% due 10/1/08	295,582
150,000	Edison Mission Energy, Senior Notes, 9.875% due 4/15/11	178,500
300,000	Entergy Gulf States Inc., First Mortgage Bonds, 6.200% due 7/1/33	281,524
150,000	Mirant Americas Generation LLC, Senior Notes, 9.125% due 5/1/31(f)	194,250
123,810	NRG Energy Inc., Second Priority Senior Secured Notes, 8.000% due 12/15/13	132,477
	Reliant Energy Inc., Senior Secured Notes:
25,000	9.250% due 7/15/10(a)	27,250
125,000	9.500% due 7/15/13	138,750
25,000	Texas Genco LLC/Texas Genco Financing Corp., Senior Notes, 6.875% due 12/15/14(d)	25,563

	Total Electric	1,927,337

Electronics - 0.1%
125,000	Muzak LLC/Muzak Finance Corp., Senior Notes, 10.000% due 2/15/09	105,000

Entertainment - 0.4%
100,000	Cinemark Inc., Senior Discount Notes, step bond to yield 10.033% due 3/15/14(c)	70,500
75,000	Herbst Gaming Inc., Senior Subordinated Notes, 8.125% due 6/1/12	78,750
25,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 7.125% due 8/15/14	26,000
25,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15(a)	24,625
75,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	75,375
50,000	Scientific Games Corp., Senior Subordinated Notes, 6.250% due 12/15/12(d)	50,000

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Entertainment - 0.4% (continued)
$50,000	Six Flags Inc., Senior Notes, 9.750% due 4/15/13(a)	$49,500

	Total Entertainment	374,750

Environmental Control - 0.3%
75,000	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	83,063
	Allied Waste North America Inc., Senior Secured Notes, Series B:
100,000	8.500% due 12/1/08	104,750
83,000	9.250% due 9/1/12	90,262

	Total Environmental Control	278,075

Food - 1.1%
69,886	Ahold Lease USA Inc., Pass-Through Certificates, Series 2001 A-1, 7.820% due 1/2/20(c)	75,870
	Doane Pet Care Co.:
50,000	Senior Notes, 10.750% due 3/1/10(b)	54,750
75,000	Senior Subordinated Notes, 9.750% due 5/15/07(b)	75,000
27,000	Dole Food Co. Inc., Senior Notes, 8.875% due 3/15/11(b)	28,147
465,000	Kraft Foods Inc., Senior Notes, 5.625% due 11/1/11	481,062
75,000	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	71,250
300,000	Safeway Inc., Senior Unsecured Notes, 7.250% due 2/1/31	318,233

	Total Food	1,104,312

Forest Products & Paper - 0.3%
50,000	Abitibi-Consolidated Inc., Notes, 8.550% due 8/1/10(a)	51,125
50,000	Bowater Inc., Notes, 6.500% due 6/15/13(a)	46,875
	Buckeye Technologies Inc., Senior Subordinated Notes:
40,000	9.250% due 9/15/08(a)	40,200
50,000	8.000% due 10/15/10(a)	47,750
25,000	Domtar Inc., Notes, 7.125% due 8/15/15(a)	23,047
100,000	Newark Group Inc., Senior Subordinated Notes, 9.750% due 3/15/14	89,500

	Total Forest Products & Paper	298,497

Health Care-Products - 0.2%
50,000	Accellent Corp., Senior Subordinated Notes, Series B, 10.000% due 7/15/12	54,500
125,000	Sybron Dental Specialties Inc., Senior Subordinated Notes, 8.125% due 6/15/12	134,375

	Total Health Care-Products	188,875

Health Care-Services - 1.2%
50,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	52,250
50,000	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	50,375
25,000	DaVita Inc., 7.250% due 3/15/15(b)	25,469
75,000	Extendicare Health Services Inc., Senior Subordinated Notes, 9.500% due 7/1/10	80,250
25,000	HCA Inc., Notes, 6.375% due 1/15/15(a)	24,859
300,000	Humana Inc., Senior Notes, 6.300% due 8/1/18	320,275
75,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	78,187
75,000	National Mentor Inc., Senior Subordinated Notes, 9.625% due 12/1/12(d)	78,750
	Tenet Healthcare Corp., Senior Notes:
75,000	7.375% due 2/1/13(a)	71,438
50,000	9.250% due 2/1/15(d)	50,750
25,000	6.875% due 11/15/31	20,875
75,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	76,313

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Health Care-Services - 1.2% (continued)
$320,000	WellPoint Health Networks Inc., Notes, 6.375% due 1/15/12	$343,843

	Total Health Care-Services	1,273,634

Holding Companies-Diversified - 0.0%
45,000	Nell AF SARL, Senior Notes, 8.375% due 8/15/15(d)	44,212

Home Furnishings - 0.1%
44,000	Applica Inc., Senior Subordinated Notes, 10.000% due 7/31/08(a)	41,580
50,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14(a)	50,500

	Total Home Furnishings	92,080

Household Durables - 0.1%
72,000	Home Interiors & Gifts Inc., Senior Subordinated Notes, 10.125% due 6/1/08	52,200

Leisure Time - 0.0%
50,000	Icon Health & Fitness Inc., Senior Subordinated Notes, 11.250% due 4/1/12	40,000

Lodging - 0.2%
100,000	Chumash Casino & Resort Enterprise, Senior Notes, 9.520% due 7/15/10(d)	107,500
75,000	Gaylord Entertainment Co., Notes, 6.750% due 11/15/14	72,937
5,000	HMH Properties Inc., Senior Secured Notes, Series B, 7.875% due 8/1/08(a)	5,088
195	John Q. Hammons Hotels LP, First Mortgage Senior Notes, Series B, 8.875% due 5/15/12	217

	Total Lodging	185,742

Machinery-Construction & Mining - 0.1%
	Terex Corp., Senior Subordinated Notes:
12,195	7.375% due 1/15/14	12,378
100,000	Series B, 10.375% due 4/1/11	107,500

	Total Machinery-Construction & Mining	119,878

Media - 1.9%
100,000	Cablevision Systems Corp., Senior Notes, Series B, 8.716% due 4/1/09(c)	103,000
	CCH I Holdings LLC:
	Senior Accreting Notes:
75,000	step bond to yield 16.454% due 5/15/14(c)(d)	54,000
50,000	step bond to yield 17.018% due 1/15/15(c)(d)	32,000
62,156	Senior Secured Notes, 11.000% due 10/1/15(c)(d)	60,913
275,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 9.920% due 4/1/11(a)	200,062
275,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13	325,835
50,000	Dex Media Inc., Discount Notes, step bond to yield 8.389% due 11/15/13(a)	39,625
	Dex Media West LLC/Dex Media Finance Co.:
50,000	Senior Notes, Series B, 8.500% due 8/15/10(b)	53,125
48,000	Senior Subordinated Notes, Series B, 9.875% due 8/15/13(b)	53,220
	DirecTV Holdings LLC/DirecTV Financing Co. Inc., Senior Notes:
81,000	8.375% due 3/15/13(b)	88,796
75,000	6.375% due 6/15/15(b)(d)	74,813
25,000	Emmis Communications Corp., Senior Notes, 9.745% due 6/15/12(c)	25,313
75,000	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 10.509% due 10/15/13(a)(c)	57,000
100,000	LodgeNet Entertainment Corp., Senior Subordinated Debentures, 9.500% due 6/15/13	110,000
75,000	Mediacom Broadband LLC, Senior Notes, 11.000% due 7/15/13(a)	81,187
60,000	NextMedia Operating Inc., Senior Subordinated Notes, 10.750% due 7/1/11	64,575
75,000	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	80,063
50,000	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375% due 9/1/14(d)	56,750

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Media - 1.9% (continued)
$75,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	$77,156
275,000	Time Warner Inc., Senior Notes, 7.625% due 4/15/31	323,155

	Total Media	1,960,588

Metal Fabricate/Hardware - 0.1%
100,000	Mueller Holdings Inc., Discount Notes, step bond to yield 11.878% due 4/15/14(c)	73,500

Mining - 0.1%
75,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15(d)	71,250

Miscellaneous Manufacturing - 0.1%
125,000	KI Holdings Inc., Senior Discount Notes, step bond to yield 9.582% due 11/15/14(c)	85,937

Office Furnishings - 0.1%
50,000	Interface Inc., Senior Unsecured Notes, 7.300% due 4/1/08	50,250
81,000	Tempur-Pedic Inc./Tempur Production USA Inc., Senior Subordinated Notes, 10.250% due 8/15/10	88,695

	Total Office Furnishings	138,945

Office/Business Equipment - 0.0%
25,000	IKON Office Solutions Inc., Senior Notes, 7.750% due 9/15/15(d)	24,687

Oil & Gas - 1.3%
100,000	Chesapeake Energy Corp., Senior Notes, 6.625% due 1/15/16	101,750
81,000	Cimarex Energy Co., 9.600% due 3/15/12	88,290
200,000	Devon Financing Corp. ULC, 6.875% due 9/30/11(b)	220,115
75,000	EXCO Resources Inc., 7.250% due 1/15/11	78,000
	Forest Oil Corp., Senior Notes:
50,000	8.000% due 12/15/11	55,500
50,000	7.750% due 5/1/14(a)	53,375
50,000	Pogo Producing Co., Senior Subordinated Notes, 6.875% due 10/1/17(d)	50,938
100,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	105,500
75,000	Swift Energy Co., Senior Notes, 7.625% due 7/15/11	77,625
350,000	Valero Energy Corp., Notes, 4.750% due 6/15/13	340,679
75,000	Vintage Petroleum Inc., Senior Subordinated Notes, 7.875% due 5/15/11	78,750
75,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14(d)	76,406

	Total Oil & Gas	1,326,928

Oil & Gas Services - 0.1%
100,000	Hanover Compressor Co., Subordinated Notes, zero coupon bond to yield 8.521% due 3/31/07(c)	90,500

Packaging & Containers - 0.8%
75,000	Anchor Glass Container Corp., Senior Secured Notes, 11.000% due 2/15/13(f)	48,375
100,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	108,000
75,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13(a)	70,875
	Owens-Brockway Glass Container Inc.:
100,000	Senior Notes, 8.250% due 5/15/13	104,500
50,000	Senior Secured Notes, 7.750% due 5/15/11	52,250
125,000	Plastipak Holdings Inc., Senior Notes, 10.750% due 9/1/11(a)	136,875
50,000	Pliant Corp., Senior Secured Second Lien Notes, 11.125% due 9/1/09(a)	43,250
100,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	65,500
	Smurfit-Stone Container Enterprises Inc., Senior Notes:
50,000	9.750% due 2/1/11	51,000
125,000	8.375% due 7/1/12	119,375

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Packaging & Containers - 0.8% (continued)
$50,000	Tekni-Plex Inc., Senior Secured Notes, 8.750% due 11/15/13(a)(d)	$43,000

	Total Packaging & Containers	843,000

Pharmaceuticals - 0.5%
195	AmerisourceBergen Corp., Senior Unsecured Notes, 7.250% due 11/15/12	227
50,000	Warner Chilcott Corp., 8.750% due 2/1/15(d)	48,250
500,000	Wyeth, Unsubordinated Notes, 5.500% due 3/15/13	513,559

	Total Pharmaceuticals	562,036

Pipelines - 0.7%
	Dynegy Holdings Inc.:
25,000	Debentures, 7.125% due 5/15/18	23,250
175,000	Secured Notes, 9.875% due 7/15/10(d)	191,625
	El Paso Corp., Medium-Term Notes:
225,000	7.375% due 12/15/12	227,250
25,000	7.750% due 1/15/32(a)	25,313
	Williams Cos. Inc.:
	Notes:
25,000	7.875% due 9/1/21	27,625
125,000	8.750% due 3/15/32	148,125
75,000	Senior Notes, 7.625% due 7/15/19(a)	81,562

	Total Pipelines	724,750

REITs - 0.8%
275,000	Boston Properties LP, Senior Notes, 6.250% due 1/15/13	291,855
	Host Marriott LP, Senior Notes:
50,000	Series I, 9.500% due 1/15/07	52,563
75,000	Series O, 6.375% due 3/15/15(a)	73,125
325,000	iStar Financial Inc., Senior Notes, 5.150% due 3/1/12	317,873
25,000	MeriStar Hospitality Corp., Senior Notes, 9.125% due 1/15/11(a)	26,625
50,000	MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp., Senior Notes, 10.500% due 6/15/09	53,250

	Total REITs	815,291

Resorts/Casinos - 0.5%
	Caesars Entertainment Inc.:
50,000	Senior Notes, 7.000% due 4/15/13	54,308
25,000	Senior Subordinated Notes, 8.125% due 5/15/11	27,969
75,000	Kerzner International Ltd., Senior Subordinated Notes, 6.750% due 10/1/15(d)	73,031
50,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15(a)	48,500
150,000	MGM MIRAGE Inc., Senior Notes, 6.750% due 9/1/12	153,188
50,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	51,250
125,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10(d)	130,625

	Total Resorts/Casinos	538,871

Retail - 0.8%
50,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13(d)	51,000
100,000	CSK Auto Inc., Senior Notes, 7.000% due 1/15/14	94,000
65,000	Jafra Cosmetics International Inc., Senior Subordinated Notes, 10.750% due 5/15/11	72,475
75,000	Jean Coutu Group Inc., Senior Subordinated Notes, 8.500% due 8/1/14(a)	75,000
300,000	Limited Brands Inc., Debentures, 6.950% due 3/1/33	292,980
25,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15(d)	25,000

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Retail - 0.8% (continued)
$75,000	PETCO Animal Supplies Inc., Senior Subordinated Notes, 10.750% due 11/1/11	$82,875
75,000	Rite Aid Corp., Senior Secured Second Lien Notes, 8.125% due 5/1/10	76,875
75,000	Sbarro Inc., Senior Notes, 11.000% due 9/15/09(a)	75,000

	Total Retail	845,205

Semiconductors - 0.1%
	Amkor Technology Inc.:
	Senior Notes:
25,000	9.250% due 2/15/08(a)	23,562
12,000	7.750% due 5/15/13(a)	10,320
75,000	Senior Subordinated Notes, 10.500% due 5/1/09(a)	64,125

	Total Semiconductors	98,007

Telecommunications - 2.7%
25,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12(a)	26,625
125,000	Centennial Communications Corp., Senior Notes, 8.125% due 2/1/14	132,812
85,000	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	89,675
25,000	Intelsat Bermuda Ltd., Senior Notes, 8.695% due 1/15/12(c)(d)	25,563
50,000	Intelsat Ltd., Senior Discount Notes, step bond to yield 9.447% due 2/1/15(c)(d)	33,250
50,000	iPCS Inc., Senior Notes, 11.500% due 5/1/12	58,000
225,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29(a)	198,000
10,000	MCI Inc., Senior Notes, 8.735% due 5/1/14	11,175
235,000	New Cingular Wireless Services Inc., Senior Notes, 8.750% due 3/1/31	318,160
205,000	Nextel Communications Inc., Senior Serial Redeemable Notes, Series D, 7.375% due 8/1/15	219,649
16,000	PanAmSat Corp., Notes, 9.000% due 8/15/14	16,960
25,000	Qwest Corp., Notes, 8.875% due 3/15/12	27,438
	Qwest Services Corp., Senior Secured Notes:
100,000	13.500% due 12/15/10	115,000
150,000	14.000% due 12/15/14	182,625
	SBA Communications Corp.:
59,000	Senior Discount Notes, step bond to yield 7.550% due 12/15/11(c)	53,837
25,000	Senior Notes, 8.500% due 12/1/12(a)	27,313
275,000	Sprint Capital Corp., Notes, 8.375% due 3/15/12	324,043
275,000	Telecom Italia Capital SA, Notes, 4.000% due 1/15/10(d)	264,315
50,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	55,750
75,000	US Unwired Inc., Second Priority Secured Notes, Series B, 10.000% due 6/15/12	86,625
485,000	Verizon Florida Inc., Senior Unsecured Notes, Series F, 6.125% due 1/15/13(a)	504,315

	Total Telecommunications	2,771,130

Textiles - 0.1%
125,000	Simmons Co., Senior Discount Notes, step bond to yield 13.508% due 12/15/14(a)(c)(d)	66,875

Transportation - 0.3%
350,000	Union Pacific Corp., Notes, 3.625% due 6/1/10	331,817

Water - 0.3%
375,000	United Utilities PLC, Bonds, 4.550% due 6/19/18	342,612

	TOTAL CORPORATE BONDS & NOTES (Cost - $27,955,105)	28,340,905

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
ASSET-BACKED SECURITIES - 3.0%
Credit Card - 0.4%
$94,553	First Consumers Master Trust, Series 2001-A, Class A, 4.078% due 9/15/08(c)	$94,016
360,000	Metris Master Trust, Series 2001-2, Class B, 4.876% due 11/20/09(c)	360,976

	Total Credit Card	454,992

Home Equity - 2.5%
210,000	Ameriquest Mortgage Securities Inc., Series 2004-R11, Class M5, 5.030% due 11/25/34(c)	214,216
450,000	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M2, 5.030% due 8/25/32(c)	453,249
	Bear Stearns Asset-Backed Securities NIM:
50,121	Series 2004-FR1N, Class A1, 5.000% due 5/25/34(d)	49,846
69,760	Series 2004-HE6N, Class A1, 5.250% due 8/25/34(d)	69,440
16,218	Bear Stearns Asset-Backed Securities NIM Trust, Series 2003-HE1N, Class N1, 6.500% due 1/25/34(d)	16,223
	Countrywide Asset-Backed Certificates:
290,000	Series 2004-05, Class M4, 5.080% due 6/25/34(c)	294,647
67,936	Series 2004-05N, Class N1, 5.500% due 10/25/35(d)	67,705
196,694	Green Tree Financial Corp., Series 1997-6, Class A8, 7.070% due 1/15/29	204,786
180,884	Merrill Lynch Mortgage Investors Inc., Series 2005-WM1N, Class N1, 5.000% due 9/25/35(d)	179,289
	Novastar Home Equity Loan:
100,000	Series 2003-04, Class M2, 5.455% due 2/25/34(c)	102,006
220,000	Series 2004-01, Class M4, 4.805% due 6/25/34(c)	220,981
180,000	Series 2005-2, Class M11, 6.830% due 10/25/35(c)	162,112
150,000	Option One Mortgage Loan Trust, Series 2004-2, Class M7, 7.330% due 5/25/34(c)	146,462
72,673	Residential Asset Securities Corp., Series 2002-KS2, Class MII2, 4.930% due 4/25/32(c)	73,097
	Sail Net Interest Margin Notes:
4,556	Series 2003-003, Class A, 7.750% due 4/27/33(d)	4,624
54,168	Series 2004-004A, Class A, 5.000% due 4/27/34(d)	54,145
	Series 2004-11A:
76,315	Class A2, 4.750% due 1/27/35(d)	75,979
64,786	Class B, 7.500% due 1/27/35(d)	63,432
111,243	Series 2004-BN2A, Class A, 5.000% due 12/27/34(d)	111,118

	Total Home Equity	2,563,357

Manufactured Housing - 0.1%
60,878	Mid-State Trust, Series 6, Class A1, 7.340% due 7/1/35	64,162

	TOTAL ASSET-BACKED SECURITIES (Cost - $3,005,307)	3,082,511

MORTGAGE-BACKED SECURITIES - 39.0%
FHLMC - 5.3%
5,600,000	Federal Home Loan Mortgage Corp. (FHLMC), Gold, 5.000% due 10/1/35(g)(h)	5,481,000

FNMA - 33.7%
	Federal National Mortgage Association (FNMA):
3,000,000	4.000% due 10/1/20(g)(h)	2,886,564
15,860	8.000% due 7/1/30-1/1/31	16,909
49,257	7.500% due 8/1/30-2/1/31	52,153
2,600,000	4.500% due 10/1/35(g)(h)	2,478,939
11,000,000	5.000% due 10/1/35(g)(h)	10,769,682
3,000,000	5.500% due 10/1/35(g)(h)	2,999,064

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
FNMA - 33.7% (continued)
$6,675,000	6.000% due 10/1/35(g)(h)	$6,787,641
8,500,000	6.500% due 10/1/35(g)(h)	8,749,688

	Total FNMA	34,740,640

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $40,753,405)	40,221,640

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.7%
125,000	Commercial Mortgage Asset Trust, Series 1999-C1, Class C, 7.350% due 1/17/32	143,347
	Commercial Mortgage Pass-Through Certificates:
395,124	Series 2001-J2A, Class A1, 5.447% due 7/16/34(d)	403,052
122,223	Series 2003-FL9, Class E, 4.768% due 11/15/15(c)(d)	122,913
6,301,109	First Union National Bank Commercial Mortgage, Series 2000-C1, Class IO, 0.776% due 5/17/32(c)	180,992
474,359	Merit Securities Corp., Series 11PA, Class B2, 5.338% due 9/28/32(c)(d)	462,876
475,300	Structured Asset Mortgage Investments Inc., Series 2005-AR3, Class 2A1, 4.761% due 8/25/35(c)	484,463

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,753,373)	1,797,643

U.S. GOVERNMENT OBLIGATIONS(a) - 11.8%
U.S. Government Obligations - 11.8%
	U.S. Treasury Bonds:
10,000	6.125% due 11/15/27	12,069
35,000	5.500% due 8/15/28	39,337
250,000	5.250% due 2/15/29	272,607
500,000	6.125% due 8/15/29(i)	608,887
225,000	5.375% due 2/15/31(i)	252,141
	U.S. Treasury Notes:
1,400,000	3.625% due 1/15/10	1,368,118
2,000,000	6.500% due 2/15/10	2,179,844
500,000	4.000% due 3/15/10	495,703
2,100,000	4.000% due 4/15/10	2,081,543
2,100,000	3.875% due 5/15/10	2,070,224
2,100,000	5.000% due 2/15/11	2,178,013
670,000	4.250% due 11/15/14	665,421

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $12,257,055)	12,223,907

SOVEREIGN BONDS - 10.7%
Argentina - 0.3%
	Republic of Argentina:
43,750	4.005% due 8/3/12(b)	39,892
104,630	5.830% due 12/31/33	44,462
230,253	Discount Bonds, 8.280% due 12/31/33	237,852

	Total Argentina	322,206

Brazil - 2.3%
	Federative Republic of Brazil:
50,000	8.875% due 10/14/19	54,450
225,000	10.125% due 5/15/27	270,281
220,000	12.250% due 3/6/30	303,105
100,000	11.000% due 8/17/40	122,650
643,000	Collective Action Security, 8.000% due 1/15/18	681,901
1,008,837	DCB, Series L, 4.313% due 4/15/12(b)	994,650

	Total Brazil	2,427,037

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Bulgaria - 0.1%
$50,000	Republic of Bulgaria, 8.250% due 1/15/15(d)	$61,625

Canada - 0.5%
550,000	Province of Quebec, Notes, 4.600% due 5/26/15	542,268

Colombia - 0.4%
	Republic of Colombia:
100,000	10.000% due 1/23/12	120,875
125,000	8.125% due 5/21/24	134,531
100,000	10.375% due 1/28/33	130,750

	Total Colombia	386,156

Ecuador - 0.1%
140,000	Republic of Ecuador, 12.000% due 11/15/12	142,380

Italy - 0.3%
325,000	Region of Lombardy, 5.804% due 10/25/32	353,625

Mexico - 2.3%
440,000	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12	483,232
	United Mexican States:
50,000	11.375% due 9/15/16	73,950
	Bonds:
200,000	8.300% due 8/15/31	250,000
882,500	Series M-20, 10.000% due 12/5/24	90,858
925,000	Series MI10, 9.500% due 12/18/14	90,749
	Series A, Notes:
225,000	6.375% due 1/16/13	240,019
500,000	5.875% due 1/15/14	518,000
350,000	6.625% due 3/3/15	380,888
50,000	8.000% due 9/24/22	60,750
150,000	7.500% due 4/8/33	174,000

	Total Mexico	2,362,446

Panama - 0.3%
	Republic of Panama:
60,000	9.625% due 2/8/11	71,700
130,000	9.375% due 1/16/23	164,775
49,998	IRB, 4.688% due 7/17/14	49,623

	Total Panama	286,098

Peru - 0.4%
	Republic of Peru:
75,000	9.125% due 2/21/12	90,188
175,000	9.875% due 2/6/15	224,000
123,000	PDI, 5.000% due 3/7/17	121,001

	Total Peru	435,189

Philippines - 0.7%
	Republic of the Philippines:
200,000	8.375% due 3/12/09	212,245
50,000	8.875% due 3/17/15	53,562
225,000	9.875% due 1/15/19	251,719
175,000	10.625% due 3/16/25	204,636

	Total Philippines	722,162

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Russia - 1.8%
	Russian Federation:
$275,000	11.000% due 7/24/18(d)	$420,063
1,225,375	step bond to yield 5.275% due 3/31/30(b)(c)(d)	1,408,752

	Total Russia	1,828,815

South Africa - 0.1%
75,000	Republic of South Africa, 6.500% due 6/2/14	82,406

Turkey - 0.5%
	Republic of Turkey:
195,000	11.500% due 1/23/12	250,088
105,000	11.000% due 1/14/13	134,531
75,000	11.875% due 1/15/30	110,250

	Total Turkey	494,869

Ukraine - 0.1%
100,000	Republic of Ukraine, 6.875% due 3/4/11(d)	105,562

Venezuela - 0.5%
	Bolivarian Republic of Venezuela:
100,000	8.500% due 10/8/14	111,500
100,000	9.250% due 9/15/27	118,425
200,000	Collective Action Security, 10.750% due 9/19/13	250,100

	Total Venezuela	480,025

	TOTAL SOVEREIGN BONDS (Cost - $9,690,950)	11,032,869

SHARES
ESCROWED SHARES(e)(f)(j) - 0.0%
125,000	Breed Technologies Inc.*	0
26,481	Vlasic Foods International Inc.*	959

	TOTAL ESCROWED SHARES (Cost - $0)	959

COMMON STOCKS - 0.6%
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
2,447	Liberty Global Inc., Class A Shares*	66,265
2,447	Liberty Global Inc., Series C Shares*	63,010
2,754	NTL Inc.*	183,967

	TOTAL CONSUMER DISCRETIONARY	313,242

INFORMATION TECHNOLOGY - 0.0%
Chemicals - 0.0%
866	Applied Extrusion Technologies Inc., Class B Shares(a)(e)*	11,258

Computers & Peripherals - 0.0%
1,014	Axiohm Transaction Solutions Inc.(e)(j)*	0

	TOTAL INFORMATION TECHNOLOGY	11,258

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
3,907	Telewest Global Inc.*	89,666

Wireless Telecommunication Services - 0.2%
7,085	American Tower Corp., Class A Shares*	176,771

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
	TOTAL TELECOMMUNICATION SERVICES	$266,437

	TOTAL COMMON STOCKS (Cost - $373,359)	590,937

CONVERTIBLE PREFERRED STOCK - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
130	Alamosa Holdings Inc., Cumulative Convertible, Series B, 7.500% due 7/31/13 (Cost - $37,250)	165,831

RIGHTS
RIGHTS - 0.0%
Foreign Governments - 0.0%
250,000	United Mexican States, Value Recovery Rights, Series D	5,125
250,000	United Mexican States, Value Recovery Rights, Series E	6,500

	TOTAL RIGHTS (Cost - $0)	11,625

WARRANTS
WARRANTS - 0.1%
40	American Tower Corp., Class A Shares, Expires 8/1/08(d)*	14,087
1,250	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20*	37,500
114,845	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates), 0/0/0(e)*	1,149

	TOTAL WARRANTS (Cost - $2,219)	52,736

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $95,828,023)	97,521,563

FACE AMOUNT
SHORT-TERM INVESTMENTS(b) - 61.0%
Commercial Paper - 23.4%
$2,800,000	Atlantic Asset Security, 3.710% due 10/12/05	2,797,403
2,800,000	Beethoven Funding Corp., 3.720% due 10/13/05	2,797,107
2,800,000	Concord Minutemen Capital Co., 3.700% due 10/12/05	2,797,410
2,800,000	Curzon Funding LLC, 3.700% due 10/13/05	2,797,122
1,435,000	Daimlerchrysler North America Holdings Corp., 3.840% due 10/13/05	1,433,469
1,423,000	Four Winds Funding Corp., 3.770% due 10/13/05	1,421,510
2,800,000	Hanover Funding Co., LLC, 3.720% due 10/13/05	2,797,107
2,800,000	Mica Funding LLC, 3.700% due 10/13/05	2,797,122
1,047,000	Regency Markets No. 1 LLC, 3.690% due 10/12/05	1,046,034
691,000	Tasman Funding Inc., 3.710% due 10/12/05	690,359
2,802,000	Victory Receivable Corp., 3.710% due 10/12/05	2,799,401

	Total Commercial Paper (Cost - $24,174,044)	24,174,044

Repurchase Agreements - 20.5%
3,600,000	Interest in $600,615,000 joint tri-party repurchase agreement dated 9/30/05 with Bank of America, 3.800% due 10/3/05, Proceeds at maturity- $3,601,140; (Fully collateralized by various U.S. government agency obligations, 1.800% to 5.930% due 10/19/05 to 3/14/25; Market Value- $3,672,008)	3,600,000
3,500,000	Interest in $400,660,000 joint tri-party repurchase agreement dated 9/30/05 with Barclays Capital Inc., 3.850% due 10/3/05, Proceeds at maturity - $3,501,123; (Fully collateralized by various U.S. government agency obligations, 0.000% to 4.375% due 3/7/06 to 9/17/10; Market value - $3,570,003)	3,500,000

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Repurchase Agreements - 20.5% (continued)
$3,500,000	Interest in $510,942,000 joint tri-party repurchase agreement dated 9/30/05 with Goldman Sachs Group, Inc., 3.850% due 10/3/05, Proceeds at maturity - $3,501,123; (Fully collateralized by various U.S. Treasury obligations, 2.000% to 4.250% due 1/15/07 to 4/15/32; Market value - $3,570,002)	$3,500,000
3,577,000	Interested in $542,622,000 joint tri-party repurchase agreement dated 10/31/05 with Greenwich Capital Markets Inc., 3.850% due 10/3/05, Proceeds at maturity- $3,578,148; (Fully collateralized by various U.S. Treasury obligations, 1.500% to 6.250% due 3/31/06 to 5/15/30; Market value - $3,648,542)	3,577,000
3,500,000	Interest in $603,193,000 joint tri-party repurchase agreement dated 9/30/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 3.810% due 10/3/05, Proceeds at maturity - $3,501,111; (Fully collateralized by various U.S. Treasury obligations, 4.125% to 8.875% due 8/15/08 to 7/15/20; Market value - $3,570,018)	3,500,000
3,500,000	Interest in $304,256,000 joint tri-party repurchase agreement dated 9/30/05 with Morgan Stanley, 3.750% due 10/3/05, Proceeds at maturity - $3,501,094; (Fully collateralized by various U.S. government agency obligations 0.000% to 9.800% due 10/7/05 to 9/23/21; Market value - $3,581,819)	3,500,000

	Total Repurchase Agreements (Cost - $21,177,000)	21,177,000

SHARES
Securities Purchased from Securities Lending Collateral - 17.1%
17,588,229	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $17,588,229)	17,588,229

	TOTAL SHORT-TERM INVESTMENTS (Cost - $62,939,273)	62,939,273

	TOTAL INVESTMENTS - 155.6% (Cost - $158,767,296#)	160,460,836
	Liabilities in Excess of Other Assets - (55.6)%	(57,351,179)

	TOTAL NET ASSETS - 100.0%	$103,109,657

*	Non-income producing security.

(a)	All or a portion of this security is on loan (See Notes 1 and 2).

(b)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap transactions, reverse repurchase agreements, foreign currency contracts, TBA’s, mortgage dollar rolls, short sales and securities traded on a when-issued basis.

(c)	Variable rate securities. Coupon rates disclosed are those which are in effect at September 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors unless otherwise noted.

(e)	Illiquid security.

(f)	Security is currently in default.

(g)	This security is traded on a “to-be-announced” basis.

(h)	All or a portion of this security is acquired under mortgage dollar roll agreement.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

DCB	— Debt Conversion Bond
IO	— Interest Only
IRB	— Interest Reduction Bond
NIM	— Net Interest Margin
PDI	— Past Due Interest
REITs	— Real Estate Investment Trust

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Variable Strategic Bond Fund (the “Fund”), is a separate diversified investment fund of Salomon Brothers Variable Series Fund Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Fund is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including affiliates of the investment manager, and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities, which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Financial Futures Contracts. The Fund may enter into financial futures contracts to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the

Notes to Schedule of Investments (unaudited) (continued)

repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,180,499
Gross unrealized depreciation	(1,486,959)

Net unrealized appreciation	$1,693,540

Notes to Schedule of Investments (unaudited) (continued)

At September 30, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury Notes 5 Yr U.S. Treasury Notes 10 Yr	24 3	12/05 12/05	$2,595,462 331,886	$2,564,625 329,766	$(30,837 (2,120	) )

Total Contracts to Buy	27		$2,927,348	$2,894,391	$(32,957)

Contracts to Sell:
U.S. Treasury Notes 2 Yr	45	12/05	$(9,320,024)	$(9,265,078)	$54,946

Net Unrealized Gain on Open Futures Contracts					$21,989

At September 30, 2005, the Fund loaned securities having a market value of $17,103,825. The Fund received cash collateral amounting to $17,588,229 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

The average monthly balance of dollar rolls outstanding during the period ended September 30, 2005 was $37,574,709. At September 30, 2005, the Fund had outstanding mortgage dollar rolls with the total cost of $40,687,008.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Variable Series Funds Inc

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	November 29, 2005

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date	November 29, 2005